Deferred Charges and leasehold improvements	12 Months Ended
Dec. 31, 2020
Deferred Charges And Leasehold Improvements
Deferred Charges and leasehold improvements

5. Deferred Charges and leasehold improvements

Deferred charges, consisting of dry-docking and special survey costs, net of accumulated amortization, amounted to $27,021 and $27,648 at December 31, 2020 and 2019, respectively. Leasehold improvements for the two suezmaxes Eurochampion 2004 and Euronike amounted to $5,234 at December 31, 2020. Amortization of deferred dry-docking costs and of leasehold improvements is included in Depreciation and amortization in the accompanying Consolidated Statements of Comprehensive Income (Loss).